RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Summary of Financial Instrument Asset & Liabilities Designated as Hedging and Non-hedging (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	$ (4)	$ (1,153)	$ (604)
IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(855)	(748)	(666)
Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(38)	8	(201)
Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	284	128	253
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	131	(326)	(94)
Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	2,505	1,540	1,235
Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(2,031)	(1,755)	$ (1,131)
Net Assets (Liabilities)
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(4)	(1,153)
Less: current portion	268	488
Long-term portion	264	(665)
Net Assets (Liabilities) | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(855)	(748)
Net Assets (Liabilities) | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(38)	8
Net Assets (Liabilities) | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	284	128
Net Assets (Liabilities) | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	131	(326)
Net Assets (Liabilities) | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	2,505	1,540
Net Assets (Liabilities) | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(2,031)	(1,755)
Financial Instruments Assets
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	3,422	1,967
Less: current portion	(368)	(199)
Long-term portion	3,054	1,768
Financial Instruments Assets | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	566	0
Financial Instruments Assets | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	170	50
Financial Instruments Assets | IFRS 9 PPAs | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Assets | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	71	90
Financial Instruments Assets | Energy derivative contracts | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Assets | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	393	233
Financial Instruments Assets | Interest rate swaps | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Assets | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	189	27
Financial Instruments Assets | Foreign exchange swaps | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Assets | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	2,505	1,540
Financial Instruments Assets | Investments in debt and equity securities | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	566	0
Financial Instruments Assets | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	94	27
Financial Instruments Assets | Tax equity | Amortized cost
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Liabilities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(3,426)	(3,120)
Less: current portion	636	687
Long-term portion	(2,790)	(2,433)
Financial Instruments Liabilities | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(1,025)	(798)
Financial Instruments Liabilities | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(109)	(82)
Financial Instruments Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(109)	(105)
Financial Instruments Liabilities | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(58)	(353)
Financial Instruments Liabilities | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Liabilities | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(2,125)	(1,782)
Designated Hedging Instrument | Financial Instruments Assets
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	308	343
Designated Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	25	39
Designated Hedging Instrument | Financial Instruments Assets | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	3	96
Designated Hedging Instrument | Financial Instruments Assets | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	164	181
Designated Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	116	27
Designated Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Assets | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Liabilities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(918)	(429)
Designated Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(850)	(71)
Designated Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(4)	0
Designated Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(15)	(33)
Designated Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(49)	(325)
Designated Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Liabilities | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	2,411	1,487
Not Designated as Hedging Instrument | Financial Instruments Assets | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	137	137
Not Designated as Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	145	11
Not Designated as Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Energy derivative contracts | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	68	(6)
Not Designated as Hedging Instrument | Financial Instruments Assets | Energy derivative contracts | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Interest rate swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	229	52
Not Designated as Hedging Instrument | Financial Instruments Assets | Interest rate swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	73	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	1,802	1,403
Not Designated as Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	137	137
Not Designated as Hedging Instrument | Financial Instruments Assets | Tax equity | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	94	27
Not Designated as Hedging Instrument | Financial Instruments Assets | Tax equity | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(2,508)	(2,691)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(175)	(727)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(105)	(82)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(94)	(72)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(9)	(28)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Tax equity | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	$ (2,125)	$ (1,782)